Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions and Balances
Related Party Transactions and Balances

a)
The Partnership provides to and receives from Teekay Corporation and its wholly-owned subsidiaries certain commercial, technical, crew training, strategic, business development and/or administrative services. In addition, the Partnership reimburses its general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. On May 8, 2019, Brookfield acquired all of Teekay Corporation's remaining interests in the Partnership, including its 49% general partner interest (providing Brookfield with 100% of the general partner ownership interest), 13.8% interest in common units, 17.3 million common unit equivalent warrants and a $25 million loan receivable outstanding (see note 11j). Effective May 8, 2019, Teekay Corporation and its wholly-owned subsidiaries were no longer related parties of the Partnership; however, the Partnership continues to provide to and receive from Teekay Corporation the services described above. Certain administrative services historically provided to the Partnership by Teekay Corporation are in the process of being transferred or have been transferred to the Partnership. The Partnership's related party transactions recognized in the consolidated statements of loss were as follows for the periods indicated:

	Year Ended December 31,
	2019 $	2018 $	2017 $
Revenues(1)	42,628	117,764	49,509
Vessel operating expenses(2)	(2,535)	(6,298)	(32,346)
General and administrative(3)	(8,811)	(18,162)	(31,340)
Interest expense(4)(5)(6)(7)(8)	(46,744)	(38,695)	(25,882)
Losses on debt repurchases(9)	—	(46,041)	—

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees for ship management services provided by the Partnership to a subsidiary of Teekay Corporation prior to May 8, 2019.

(2)	Includes ship management and crew training services provided by Teekay Corporation prior to May 8, 2019.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation for costs incurred on the Partnership’s behalf prior to May 8, 2019 and reimbursements to the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes interest expense of $8.3 million for the year ended December 31, 2019 (December 31, 2018 and 2017 - $5.0 million and nil, respectively), incurred on the unsecured revolving credit facility provided by Brookfield and by Teekay Corporation prior to May 8, 2019 (see note 11j).

(5)
Includes interest expense of $38.5 million for the year ended December 31, 2019 (December 31, 2018 and 2017 - $21.0 million and nil, respectively), incurred on a portion of five-year senior unsecured bonds held by Brookfield (see note 11k).

(6)
Includes interest expense of $10.0 million for the year ended December 31, 2018 (December 31, 2017 - $5.3 million), and accretion expense of $2.7 million for the year ended December 31, 2018 (December 31, 2017 - $2.2 million), incurred on the Brookfield Promissory Note (see note 11h).

(7)	Includes interest expense of $14.6 million for the year ended December 31, 2017, incurred on the 2016 Teekay Corporation Promissory Note (see note 11g).

(8)
Includes a guarantee fee to Teekay Corporation related to the final bullet payment of the Piranema Spirit FPSO unit debt facility, which was repaid in March 2017, and a guarantee fee to Teekay Corporation related to the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnership's interest rate swaps and cross currency swaps until September 25, 2017 (see notes 11i and 12).

(9)
Includes the loss on the Partnership's prepayment of the Brookfield Promissory Note, which includes the acceleration of non-cash accretion expense of $31.5 million resulting from the difference between the $200.0 million settlement amount at its par value and its carrying value of $168.5 million, an associated early termination fee of $12.0 million paid to Brookfield and the write-off of capitalized loan costs (see note 11k).

b)
During the year ended December 31, 2019, two shuttle tankers and three FSO units (December 31, 2018 - three shuttle tankers and three FSO units, December 31, 2017 - two shuttle tankers and three FSO units) of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation.

c)
At December 31, 2019, the carrying value of amounts due from related parties totaled nil (December 31, 2018 - $59.8 million) and the carrying value of amounts due to related parties totaled $20.0 million (December 31, 2018 - $183.8 million). As at December 31, 2019, the amounts due to related parties consisted only of the unsecured revolving credit facility provided by Brookfield (see note 11j).

d)
In December 2014, the Partnership entered into an agreement with a consortium led by Enauta Participações SA (or Enauta, formerly Queiroz Galvão Exploração e Produção SA) to provide an FPSO unit for the Atlanta field located in the Santos Basin offshore Brazil. In connection with the contract with Enauta, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for a purchase price of $57 million. The Partnership received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FPSO unit upgrade. The costs for these services have been capitalized and included as part of vessels and equipment. Cumulative project management and engineering costs paid to Teekay Corporation subsidiaries up to completion of the project in 2018 were $4.5 million.

e)
In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the East Coast of Canada. The Partnership entered into contracts to have three Suezmax Dynamic Positioning 2 (or DP2) shuttle tanker newbuildings constructed. These vessels replaced the existing vessels servicing the East Coast of Canada. The newbuildings delivered in late-2017 through early-2018. The Partnership received project management and engineering services from certain subsidiaries of Teekay Corporation relating to the construction of these shuttle tankers. The costs for these services have been capitalized and included as part of vessels and equipment. Project management and engineering costs paid to Teekay Corporation subsidiaries up to delivery of the final vessel in 2018 were $4.1 million.

f)
During 2017 and 2018, the Partnership entered into shipbuilding contracts with Samsung Heavy Industries Co., Ltd. to construct four Suezmax DP2 and two Aframax DP2 shuttle tanker newbuildings, which are expected to deliver through 2021 (see note 14c). The Partnership received project management and engineering services from certain subsidiaries of Teekay Corporation relating to the construction of these shuttle tankers. These costs are capitalized and included as part of advances on newbuilding construction contracts and are reclassified to vessels and equipment upon delivery of the vessels. Cumulative project management and engineering costs paid to Teekay Corporation subsidiaries were $1.8 million as at May 8, 2019 (December 31, 2018 - $1.1 million).

g)
Effective July 1, 2016, the Partnership issued a $200.0 million promissory note to a subsidiary of Teekay Corporation (or the 2016 Teekay Corporation Promissory Note) to re-finance existing promissory notes issued to Teekay Corporation. The 2016 Teekay Corporation Promissory Note bore interest at an annual rate of 10.00% on the outstanding principal balance, which was payable quarterly, and of which (a) 5.00% was payable in cash and (b) 5.00% was payable in common units of the Partnership, or in cash, at the election of Teekay Corporation. If the Partnership paid cash for the second 5.00% of interest, the Partnership was required to raise at least an equal amount of cash proceeds from the issuance of common units in advance of or within six months following the applicable interest payment date. The outstanding principal balance of the 2016 Teekay Corporation Promissory Note, together with accrued interest, was payable in full on January 1, 2019. On September 25, 2017, the Partnership, Brookfield and Teekay Corporation entered into an agreement to amend and restate this promissory note (see note 11h). During the year ended December 31, 2017, the Partnership incurred $14.6 million of interest expense on the 2016 Teekay Corporation Promissory Note, of which $9.6 million was paid in cash and the remainder was settled through the issuance of 1.7 million common units of the Partnership under the terms of the 2016 Teekay Corporation Promissory Note.

h)
Effective September 25, 2017, the Partnership, Brookfield and Teekay Corporation amended and restated the 2016 Teekay Corporation Promissory Note to create the Brookfield Promissory Note, concurrently with Brookfield’s acquisition of the 2016 Teekay Corporation Promissory Note from a subsidiary of Teekay Corporation. The Brookfield Promissory Note of $200.0 million bore interest at an annual rate of 10.00% on the outstanding principal balance, which was payable quarterly. The outstanding principal balance of the Brookfield Promissory Note, together with accrued interest, was payable in full on January 1, 2022. The Brookfield Promissory Note was recorded at its relative fair value of $163.6 million based on the allocation of net proceeds invested by Brookfield, as at September 25, 2017 (see note 16). On July 2, 2018, the Partnership repurchased the Brookfield Promissory Note (see note 11k). During the year ended December 31, 2018, the Partnership incurred $10.0 million (December 31, 2017 - $5.3 million) of interest expense under the terms of the Brookfield Promissory Note.

i)
In June 2016, as part of various other financing initiatives, Teekay Corporation agreed to provide financial guarantees for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada newbuilding shuttle tankers until their deliveries, and for certain of the Partnership's interest rate swaps and cross currency swaps until early-2019. The guarantees covered liabilities totaling up to a maximum amount of $495.0 million. Effective September 25, 2017, the Partnership secured the release, for fees to the applicable counterparties, of all of these financial guarantees provided by Teekay Corporation relating to the Partnership's interest rate swap, cross currency swap agreements and East Coast of Canada financing. During the year ended December 31, 2017, a guarantee fee of $5.8 million was recognized in interest expense on the Partnership's consolidated statements of loss, which represents the estimated fee a third party would charge to provide such financial guarantees. The guarantee fee was accounted for as an equity contribution by Teekay Corporation in the Partnership's consolidated statement of changes in total equity, as Teekay Corporation had provided such financial guarantees at no cost to the Partnership.

j)
On March 31, 2018, the Partnership entered into a credit agreement for an unsecured revolving credit facility provided by Brookfield and Teekay Corporation, which provides for borrowings of up to $125.0 million ($100.0 million by Brookfield and $25.0 million by Teekay Corporation). On May 8, 2019, Brookfield acquired from Teekay Corporation its $25.0 million receivable of the revolving credit facility. As at December 31, 2019, the credit facility had an undrawn balance of $105 million (December 31, 2018 - fully drawn). The interest payments on the revolving credit facility are based on LIBOR plus a margin of 5.00% per annum until March 31, 2019 and LIBOR plus a margin of 7.00% per annum for balances outstanding after March 31, 2019, with interest payable monthly. Any outstanding principal balances are due on the maturity date. During 2019, the maturity date of the revolving credit facility was extended to October 1, 2020. The revolving credit facility contains covenants that require the Partnership to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $75.0 million and 5.0% of the Partnership’s total consolidated debt. As at December 31, 2019, the Partnership was in compliance with these covenants.

k)
On July 2, 2018, the Partnership issued, in a U.S. private placement, a total of $700.0 million of five-year senior unsecured bonds that mature in July 2023. The interest payments on the bonds are fixed at a rate 8.50% (see note 8). Brookfield purchased $500.0 million of these bonds, which included an exchange of the Brookfield Promissory Note at its par value of $200.0 million and additionally, the Partnership paid an associated $12.0 million early termination fee to Brookfield. As at December 31, 2019, Brookfield held $423.6 million of these bonds (December 31, 2018 - $475.0 million), which is included in long-term debt on the Partnership's consolidated balance sheet. The loss on the exchange of the Brookfield Promissory Note is included in losses on debt repurchases on the Partnership's consolidated statements of loss.

l)
As part of Brookfield's acquisition of 60% of the common units of the Partnership in September 2017, on January 1, 2018, the Partnership acquired a 100% ownership interest in seven subsidiaries of Teekay Corporation for cash consideration of $1.4 million. These subsidiaries provide ship management, commercial, technical, strategic, business development and administrative services to the Partnership, primarily related to the Partnership's FPSO units, shuttle tankers and FSO units.